Dividends	6 Months Ended
Sep. 30, 2025
Dividends [Abstract]
Dividends
6	Dividends

	Six months ended 30 September
	2025	2024
	€ m	€ m
Declared during the financial period:
Final dividend for the year ended 31 March 2025: 2.25 eurocents per share	558	1,212
(2024: 4.50 eurocents per share)

Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2026: 2.25 eurocents per share	537	585
(2025: 2.25 eurocents per share)